Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Statement of Cash Flows [Abstract]
Net Loss	$ (11,035)	$ (12,574)	$ (35,011)	$ (37,121)
Adjustments to reconcile loss to net cash used in operating activities:
Depreciation	137	148	404	437
Share-based compensation	2,002	3,800	7,575	11,399
Warrants to service providers	154	291	518	639
Revaluation of warrants	(85)	(67)	(92)	(335)
Revaluation of convertible bonds	(51)	117	562	140
Finance income	(1,834)	18	(3,897)	(197)
Change in operating assets and liabilities:
Decrease (increase) in trade receivable	(93)	76	(224)	640
Decrease (increase) in prepaid expenses and other receivables	163	(160)	699	(88)
Increase in other assets		128
Issuance costs related to convertible bonds		737		737
Operating lease ROU assets and liabilities, net	243	31	347	165
Increase (decrease) in trade payables	(91)	85	(191)	(231)
Increase in employees and payroll accruals	(992)	(169)	(705)	180
Increase (decrease) in Derivative Liabilities	(190)		57
Increase (decrease) in accrued expenses and other payables	525	(225)	850	(839)
Net cash used in operating activities	(11,147)	(7,764)	(29,108)	(24,474)
Cash flows from investing activities:
Change in bank deposits	8,543	17,663	(33,794)	15,382
Purchase of property and equipment	(153)	(119)	(274)	(533)
Net cash provided by (used in) investing activities	8,390	17,544	(34,068)	14,849
Cash flows from financing activities:
Proceeds from issuance of ordinary shares, net of issuance costs			30,758
Issuance costs related to convertible bonds			21,696	(459)
Warrants			493
Proceeds from exercise of options		185	440	205
Net cash provided by financing activities		185	53,387	(254)
Effect of exchange rate fluctuations on cash and cash equivalent	161	(17)	309	197
Increase (decrease) in cash, cash equivalents and restricted cash	(2,757)	9,965	(9,789)	(9,879)
Cash, cash equivalents and restricted cash at the beginning of period	6,884	9,120	13,768	28,750
Cash, cash equivalents and restricted cash at the end of period	$ 4,288	$ 19,068	$ 4,288	$ 19,068